Maturities of Long-term Debt Including Current Portion (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Debt Disclosure [Abstract]
Year Ending June 30, 2027	$ 9,250
Year Ending June 30, 2028	0
Year Ending June 30, 2029	2,001
Year Ending June 30, 2030	0
Year Ending June 30, 2031	500
Thereafter	34,385
Total	$ 46,136	$ 49,206